Income and Expenses - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	€ 226,466	€ 143,040	€ 85,496
Depreciation and Amortization
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	27,533	18,312	9,859
Wages, Benefits and Social Security Expense
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	83,213	45,668	31,970
Laboratory Supplies
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	37,218	22,921	15,762
Purchased Services
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	65,552	42,079	22,686
Lease and Lease Related Cost
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	2,527	2,404	3,475
Other
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	2,956	7,783	206
IT Costs
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	3,800	1,572	366
Travel Costs
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	1,546	1,281	776
Transport Costs
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	1,081	668	€ 396
Job Advertisement Expenses
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	€ 1,040	€ 352